Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Japan Fund	Dec. 30, 2022
Fidelity Japan Fund | Return Before Taxes
Average Annual Return:
Past 1 year	3.02%
Past 5 years	12.48%
Past 10 years	9.54%
Fidelity Japan Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.10%
Past 5 years	11.71%
Past 10 years	9.11%
Fidelity Japan Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.23%
Past 5 years	9.98%
Past 10 years	7.90%
TK001
Average Annual Return:
Past 1 year	1.08%
Past 5 years	8.27%
Past 10 years	8.54%